Convertible Preferred Stock (Details) - TEMPO AUTOMATION INC - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Convertible preferred stock, par value		$ 0.00001	$ 0.00001		$ 0.00001
Shares authorized		31,058,244	52,500,412		39,982,670
Class A ordinary shares subject to possible redemption, outstanding		29,520,187	29,520,187	29,520,187	29,520,187	29,520,187
Capital raised		$ 74,316			$ 74,316
Aggregate liquidation preference		74,496	$ 74,496		$ 74,496
Gross cash proceeds to enable conversion		$ 50,000
Series A1 Preferred Stock
Temporary Equity [Line Items]
Shares authorized		1,528,501			1,528,501
Class A ordinary shares subject to possible redemption, outstanding		1,528,501			1,528,501
Capital raised		$ 502			$ 502
Aggregate liquidation preference		$ 502			$ 502
Conversion price per share		$ 0.33
Series A2 Preferred Stock
Temporary Equity [Line Items]
Shares authorized		1,541,170			1,541,170
Class A ordinary shares subject to possible redemption, outstanding		1,541,170			1,541,170
Capital raised		$ 760			$ 760
Aggregate liquidation preference		$ 760			$ 760
Conversion price per share		$ 0.49
Series C1 Preferred Stock
Temporary Equity [Line Items]
Shares authorized		1,497,748			1,497,748
Class A ordinary shares subject to possible redemption, outstanding		1,497,748			1,497,748
Capital raised		$ 5,054			$ 5,054
Aggregate liquidation preference		$ 5,054			$ 5,054
Amount of debt converted	$ 5,000
Conversion price per share		$ 3.37
Series C2 Preferred Stock
Temporary Equity [Line Items]
Shares authorized					10,300,550
Conversion price per share		$ 4.85
Series A Preferred Stock
Temporary Equity [Line Items]
Shares authorized		7,048,031			7,048,031
Class A ordinary shares subject to possible redemption, outstanding		6,963,183			6,963,183
Capital raised		$ 8,000			$ 8,000
Aggregate liquidation preference		$ 8,000			$ 8,000
Conversion price per share		$ 1.15
Series B Preferred Stock
Temporary Equity [Line Items]
Shares authorized		7,358,928			7,397,470
Class A ordinary shares subject to possible redemption, outstanding		7,320,385			7,320,385
Capital raised		$ 20,000			$ 20,000
Aggregate liquidation preference		$ 20,180			$ 20,180
Conversion price per share		$ 2.76
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares authorized		12,083,866			10,669,200
Class A ordinary shares subject to possible redemption, outstanding		10,669,200			10,669,200
Capital raised		$ 40,000			$ 40,000
Aggregate liquidation preference		$ 40,000			$ 40,000
Conversion price per share		$ 3.75